Document And Entity Information	Jul. 26, 2021
Document Information [Line Items]
Entity, Registrant Name	The New Home Company Inc.
Document, Type	8-K
Document, Period End Date	Jul. 26, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36283
Entity, Tax Identification Number	27-0560089
Entity, Address, Address Line One	6730 N Scottsdale Rd.
Entity, Address, Address Line Two	Suite 290
Entity, Address, City or Town	Scottsdale
Entity, Address, State or Province	AZ
Entity, Address, Postal Zip Code	85253
City Area Code	602
Local Phone Number	767-1426
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NWHM
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001574596